Supplemental Disclosure of Cash Flow Information	3 Months Ended
Mar. 31, 2017
Supplemental Cash Flow Elements [Abstract]
Supplemental Disclosure of Cash Flow Information
Supplemental Disclosure of Cash Flow Information

The following table presents certain supplemental cash flow information:

	Three Months Ended March 31,
	2017	2016
	(Dollars in thousands)
Supplemental disclosures of cash flow information
Interest paid, net of amounts capitalized	$—	$—
Income taxes paid	$8,100	$8,000
Supplemental disclosures of non-cash transactions
Assets assumed from unconsolidated joint ventures	$—	$46,675
Liabilities and equity assumed from unconsolidated joint ventures	$—	$46,675
Contribution of real estate to unconsolidated joint ventures	$1,013	$—
Supplemental Disclosure of Cash Flow Information

The following table presents certain supplemental cash flow information:

	Year Ended December 31,
	2016	2015	2014
	(Dollars in thousands)
Supplemental disclosures of cash flow information
Interest paid, net of amounts capitalized	$—	$—	$—
Income taxes paid	$13,670	$11,261	$1,470
Supplemental disclosures of non-cash transactions
Purchase of real estate with note payable to land seller	$—	$—	$17,000
Purchase of real estate with notes payable to affiliate	$—	$747	$—
Contribution of real estate to unconsolidated joint ventures	$798	$18,828	$1,890
Contribution of real estate from noncontrolling interest in subsidiary	$—	$1,301	$1,252
Deductible transaction costs and additional contribution of deferred tax assets from IPO	$—	$—	$808
Assets assumed from unconsolidated joint ventures	$46,811	$—	$—
Liabilities and equity assumed from unconsolidated joint ventures	$47,197	$—	$—